Brighthouse Artisan International Portfolio Investment Objectives and Goals - Brighthouse Artisan International Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Brighthouse/Artisan International Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Maximum long-term capital growth.